GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 261,292	$ 293,426	$ 286,496
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		72,963	94,014	98,937
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		30,472	29,933	29,833
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	96,488	104,219	98,388
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 61,369	$ 65,260	$ 59,338

[1]	Europe, the Middle East and Africa.